Equity (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			127 Months Ended	151 Months Ended	160 Months Ended	9 Months Ended					1 Months Ended	9 Months Ended				12 Months Ended				127 Months Ended	151 Months Ended	12 Months Ended								1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2013 A Warrant [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	May 31, 2013 Stock Options [Member] Former Director And Consultants [Member]	Sep. 30, 2013 2013 Stock Plan [Member]	Sep. 30, 2013 2013 Stock Plan [Member] Employees Directors And Consultants [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Employees Directors And Consultants [Member]	Dec. 31, 2011 Management Firm [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] A Warrant [Member]	Dec. 31, 2012 Common Stock [Member] B Warrants [Member]	Dec. 31, 2012 Common Stock [Member] Management Firm [Member]	Dec. 31, 2011 Common Stock [Member] Management Firm [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 19, 2012 Series E Preferred Stock
Equity (Textual)
Common stock issued for services, Shares								66,402																66,402
Common stock issued for services							$ 398,810	$ 398,810																$ 398,810
Warrants issued to purchase common stock offering																						242,190	19,972,785
Raised offering of common stock					5,151,450																	759,300	6,184,967		42,711,791
Common stock issued in stock offering, shares					3,118,988																	968,759	7,891,141		5,707,259
Sale of common stock, net offering					4,469,776																	660,164	5,379,367
Placement agent cash fees																										618,174					91,116	742,196
Placement agent commission																										515,145					75,930	618,497
Placement agent expense reimbursement																										103,029					15,186	123,699
Warrants issued to purchase common stock, shares																										467,845	3,118,988	1,559,505	1,716,340	1,974,774	121,095	986,393	588,940	1,129,925
Exercise price of warrant																										$ 0.78	$ 1.65	$ 2.48	$ 0.01	$ 0.01	$ 0.78	$ 0.78	$ 0.78	$ 0.78	$ 0.26
Warrants expiration term																										5 years	120 days	5 years			7 years	7 years
Warrants issued to purchase common stock, fair value																										499,707			1,957,754	2,153,442	159,044	188,579
Placement agent services fees																										60,000					8,020	60,904
Bank escrow fee																															3,500	2,500
Common stock issued by conversion of note																						1,252,550
Accrued management fees																					96,744
Common stock issued to former shareholder under share exchange agreement, Shares					400,000
Common stock issued to former shareholders under share exchange agreement, Shares					1,986,566
Unrecognized share based compensation expense			1,014,474
Recorded option expense	95,971	72,100	188,400	240,400
Amount Paid For Cancellation Of Shares By Company																25,000
Shares Purchased After Cancelation Of Options																49,950
Exercise Price													$ 1.65			$ 1.50
Proceeds from Warrant Exercises			3,463,641
Expiration date																	Sep. 09, 2023		Sep. 09, 2023
Common stock available for grant																		2,750,000		450,000
Stock-based compensation expense			$ 284,371	$ 312,500	$ 2,223,926	$ 2,173,377			$ 6,052,036	$ 6,336,407	$ 284,371	$ 168,000		$ 284,371	$ 168,000